111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  July 30, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953), on behalf of MFS® Active Core Plus Bond ETF, MFS® Active Growth ETF, MFS® Active International ETF, MFS® Active Intermediate Muni Bond ETF, and MFS® Active Value ETF (the “Funds”); Pre-Effective Amendment No. 1 Registration Statement on Form N-1A

Ladies and Gentlemen:

 Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, including Inline XBRL, please find Pre-Effective Amendment No. 1 to the Registration Statement of the Trust (the “Amendment”), marked to indicate changes from the initial Registration Statement. The initial Registration Statement was filed on April 15, 2024, for the purpose of registering shares of the Funds, each a series of the Trust (a newly created Massachusetts business trust).

 The Amendment is being filed for the purpose of incorporating edits to the Registration Statement in response to comments received from the staff of the Securities and Exchange Commission in a letter dated May 14, 2024, and making certain other updates to the Registration Statement.

 Please note that the references "TBU" and/or "report does not exist" that appear in the Registration Statement will be replaced with the appropriate required information in a future amendment to the Registration Statement.

 If you have any questions concerning the foregoing, please call the undersigned at 617-954-5843 or Allison Frebowitz at 617-954-5115.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel